Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of related party [Abstract]
Disclosure of transactions between related parties
Remuneration of key management (includes the Company's directors and executive team) for the years ended:

Expense by nature for the years ended:	December 31, 2023	December 31, 2022

Short-term employee benefits	9.1	8.8
Share-based payments	16.6	8.7
	$25.7	$17.5